RELATED-PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 05, 2023	Jun. 30, 2023
SPV Investment Facility | Line of Credit
Related Party Transaction [Line Items]
Face amount			$ 25,000,000
Sponsor PIK Note | Unsecured borrowing
Related Party Transaction [Line Items]
Face amount				$ 10,471,648
Affiliated Entity
Related Party Transaction [Line Items]
Other current liabilities	$ 5,236	$ 263,785
Other receivables	1,007,528	2,904,646
Affiliated Entity | Nova Funds
Related Party Transaction [Line Items]
Revenue	778,678	818,300
Affiliated Entity | Transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Accounts receivable	79,509	196,289
Former Members
Related Party Transaction [Line Items]
Other current liabilities	1,159,712	0
Related Party
Related Party Transaction [Line Items]
Accounts receivable	79,509	$ 198,364
Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 494,972
Origination revenue percent	2.00%
Origination revenue	$ 20,000
Related Party | Service Fee Agreement
Related Party Transaction [Line Items]
Related party transaction rate	0.50%
Related Party | Transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 235,455
Related Party | SPV Investment Facility | Line of Credit
Related Party Transaction [Line Items]
Face amount	$ 25,000,000
Related Party | Sponsor PIK Note | Unsecured borrowing
Related Party Transaction [Line Items]
Face amount				$ 10,471,648